Summary of Significant Accounting Policies - Summary of Aging of Trade Receivables (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of significant accounting policies [line items]
Accounts Receivable	€ 15,161,702	€ 17,822,933
Impairment/Write-off	(80,000)	(90,000)
Accounts Receivable, Net of Allowance for Impairment	15,081,702,000	17,732,933,000
0 to 30 days [member]
Disclosure of significant accounting policies [line items]
Accounts Receivable	15,161,702	17,822,933
Impairment/Write-off	(80,000)	(90,000)
Accounts Receivable, Net of Allowance for Impairment	15,081,702	17,732,933
Thirty One to Sixty Days [member]
Disclosure of significant accounting policies [line items]
Accounts Receivable	0	0
Impairment/Write-off	0	0
Accounts Receivable, Net of Allowance for Impairment	0	0
Sixty plus days [member]
Disclosure of significant accounting policies [line items]
Accounts Receivable	0	0
Impairment/Write-off	0	0
Accounts Receivable, Net of Allowance for Impairment	€ 0	€ 0